ROPES & GRAY LLP 2099 PENNSYLVANIA AVENUE, N.W. WASHINGTON, DC 20006-6807 WWW.ROPESGRAY.COM

May 11, 2018	Nathan Briggs (202) 626-3909 nathan.briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549-0505

Re:     PIMCO Corporate & Income Opportunity Fund (the “Fund”)

    (File Nos. 333-215581, 811-21238)

Ladies and Gentlemen:

We are filing today via EDGAR Post-Effective Amendment No. 3 to the Fund’s Registration Statement (File No. 333-215581) on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 11 to the Fund’s Registration Statement (File No. 811-21238) pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Fund (the “Post-Effective Amendment”).

This Post-Effective Amendment is being filed for the purposes filed for the purpose of responding to comments from the staff of the Securities and Exchange Commission and to make certain other changes.

No fees are required in connection with this filing. If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (202) 626-3909. Thank you for your attention to this matter.

Sincerely,

/s/ Nathan Briggs
Nathan Briggs, Esq.

cc:	Joshua D. Ratner, Esq.

Wu-Kwan Kit, Esq.

David C. Sullivan, Esq.